                                                       Deutsche Asset Management



Morgan Grenfell Investment Trust
Investment Class and Institutional Class
Core Global Fixed Income, Global Fixed Income and International Fixed Income

Supplement dated May 19, 2000 Replacing Supplement dated April 4, 2000 to Prospectuses dated February 28, 2000

The following supplements the prospectuses for Core Global Fixed Income:

Core Global Fixed Income liquidated all of its assets and was terminated effective April 4, 2000.

The following replaces the "Goal" section and the first sentence of the "Objective" section in the prospectuses for Global Fixed Income and International Fixed Income:

The Fund seeks total return, including opportunities for growth of capital consistent with reasonable investment risk and current income.

               Please Retain This Supplement for Future Reference

SUPPINTLFI (5/00)

CUSIPs:   61735K620
          61735K208
          61735K505

                                                  A Member of the
                                                  Deutsche Bank Group [X]